Trade and Other Payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Line Items]
Trade payables	£ 3,557
Duty, excise and other taxes	3,519
Accrued charges and deferred income	2,038
FII GLO deferred income	963	£ 963
Social security and other taxation	55
Sundry payables	1,554
Trade and other payables	11,686
Trade and other payables, current	10,631
Trade and other payables, non-current	£ 1,055
Restatement Adjustments
Trade And Other Payables [Line Items]
Trade payables		2,298
Duty, excise and other taxes		3,577
Accrued charges and deferred income		1,807
FII GLO deferred income		963
Social security and other taxation		50
Sundry payables		1,271
Trade and other payables		9,966
Trade and other payables, current		8,908
Trade and other payables, non-current		£ 1,058